Income taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income taxes
Reconciliation of income taxes expense

(c) Reconciliation of income taxes expense

	2025	2024	2023

Loss before income taxes	(2,553,858)	(810,623)	(390,937)
Statutory rate (i)	34%	34%	34%

Income taxes at statutory rate	(868,312)	(275,612)	(132,919)

Unrecognized deferred income tax asset (ii)	(986,830)	(305,270)	(193,898)
Difference from income taxes calculation based on taxable profit computed as a percentage of gross revenue	(4)	(50)	10,822
Deferred income taxes over goodwill tax recoverable	—	(1,514)	(3,897)
Tax benefit (iii)	—	71,130	244,718
Other	(5,800)	(14,290)	(18,407)
Derecognition of deferred taxes assets (iv)	(205,742)	—	—

Income tax expense	(330,064)	25,618	172,256
Income tax and social contribution effective rate	13%	(3.16)%	44%

Current income taxes	(45,853)	14,720	37,499
Deferred income taxes	(284,211)	10,898	134,757

(i)       The effective tax rate reconciliation considers the statutory income taxes rates in Brazil, due to the significance of the Brazilian operation when compared to Colombia. The difference to reconcile the effective rate to the Colombian statutory rate (35%) is included in others.

Deferred income taxes balances

(d) Deferred income taxes balances

	2025	2024

Deferred income tax assets
Amortization of fair value adjustment	24,978	36,328
Tax losses	232,554	215,336
Allowance for expected credit losses	30,359	38,323
Adjustment to present value	24,689	32,717
Allowance for inventory losses	1,632	4,559
Financial effect on derivatives	12,129	3,849
Fair value of commodity forward contracts	11,811	13,923
Unrealized exchange gains or losses	4,384	5,202
Unrealized profit in Inventories	10,281	22,156
Amortized right-of-use assets	16,797	20,320
Provision for management bonuses	12,643	17,478
Other provisions	8,933	9,434
Deferred asset loss allowance (i)	(205,742)	—
	185,448	419,625

Deferred income tax liabilities
Adjustment to present value	(27,236)	(23,571)
Financial effect on derivatives	(14,203)	(6,343)
Fair value of commodity forward contracts	(34,354)	(30,747)
Unrealized exchange gains or losses	(14,694)	(2,742)
Amortized right-of-use assets	(19,681)	(12,257)
Deferred income tax on goodwill	(10,133)	(1,892)
Amortization of fair value adjustment	(8,492)	(1,083)
Provision for management bonuses	(2,312)	—
Other provisions	(10,053)	(12,505)
	(141,158)	(91,140)

Deferred income tax, net	44,290	328,485

(i)       Refers to the recognition of an allowance for losses on deferred assets arising from the operational reorganization and the closure of stores, as described in Note 1.

Deferred income taxes balances net by entity

	2025	2024

Deferred income tax assets	53,911	340,909
Deferred income tax liabilities	(9,621)	(12,424)

Deferred income tax, net	44,290	328,485

Deferred income tax and social contribution

At June 30, 2023	316,731

Recognized in the statements of profit or loss
Tax income during the period	11,754

At June 30, 2024	328,485

Recognized in the statements of profit or loss
Tax expense during the period	(284,212)
Deferred asset loss allowance	17

At June 30, 2025	44,290

Aging analysis of net deferred income tax	The aging analysis of net deferred income tax is as follow:
	2025	2024
Up to 1 year	13,071	113,149
Over 1 year	31,219	215,336

Total	44,290	328,485